Lease Liabilities (Details) - Schedule of Lease Liabilities	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Lease Liabilities [Line Items]
At beginning of year / period	RM 1,255,340	$ 266,120	RM 744,959
Additions			886,093
Finance cost	24,327	5,157	30,288
Payment	(375,642)	(79,632)	(406,000)
At of end of year / period	904,025	191,645	1,255,340
Future lease payment payable:
Total future minimum lease payments	944,751	200,279	1,296,981
Less: Future finance charges	(40,726)	(8,634)	(41,641)
At of end of year / period	904,025	191,645	1,255,340
Not later than one year [Member]
Future lease payment payable:
Total future minimum lease payments	664,284	140,823	732,498
More than one year to five years [Member]
Future lease payment payable:
Total future minimum lease payments	RM 280,467	$ 59,456	RM 564,483